LONG-TERM PREPAYMENTS AND OTHER ASSETS (Details) - CNY (¥) ¥ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about long-term prepayments and other assets [line items]
Operating rights of service stations	¥ 34,268	¥ 26,896
Others (i)	21,989	20,630
Balance as of end of year	81,982	70,145
Third parties
Disclosure of detailed information about long-term prepayments and other assets [line items]
Prepayments for construction projects to third parties	4,999	2,234
Sinopec Group Company [member]
Disclosure of detailed information about long-term prepayments and other assets [line items]
Long-term receivables from and prepayment to Sinopec Group Company and fellow subsidiaries	¥ 20,726	¥ 20,385